[BROWN BROTHERS HARRIMAN LOGO]

ANNUAL REPORT

JUNE 30, 2002

BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (EXPRESSED IN U.S. DOLLARS)

                                                                         ANNUALIZED
                                                                          YIELD ON
   PRINCIPAL                                                  MATURITY    DATE OF
    AMOUNT                                                      DATE      PURCHASE        VALUE
    ------                                                      ----      --------        -----
                CERTIFICATES OF DEPOSIT (24.4%)
$  50,000,000   Bank of Montreal                               02/10/03    2.400%     $ 50,000,000
   50,000,000   Bank of Nova Scotia                            11/15/02    2.120        49,966,503
   75,000,000   Barclays Bank, Plc.                            09/16/02    1.870        75,004,707
   50,000,000   BNP Paribas                                    07/31/02    1.710        50,001,239
    5,000,000   Canadian Imperial Bank of Commerce -
                   New York Branch                             07/12/02    4.055         5,000,145
   50,000,000   Canadian Imperial Bank of Commerce -
                   New York Branch                             07/31/02    1.715        50,001,445
   30,000,000   Deutsche Bank AG                               05/22/03    2.480        30,000,000
   10,000,000   Deutsche Bank AG                               07/01/03    2.570        10,000,000
   50,000,000   Dresdner Bank AG                               07/08/02    1.900        50,000,192
   50,000,000   Dresdner Bank AG                               12/13/02    2.180        50,002,243
   15,000,000   Lloyds TSB Group, Plc.                         12/02/02    2.170        15,001,257
   15,000,000   Rabobank Nederland NV                          03/07/03    2.350        14,990,649
   50,000,000   Royal Bank of Canada                           10/15/02    2.000        49,955,819
   50,000,000   Societe Generale                               10/11/02    2.130        50,000,000
   50,000,000   Toronto Dominion Bank                          12/13/02    2.250        50,004,483
   50,000,000   UBS AG Stamford                                10/16/02    2.080        50,000,000
   50,000,000   UBS AG Stamford                                02/25/03    2.330        50,000,000
                                                                                      ------------
                TOTAL CERTIFICATES OF DEPOSIT                                          699,928,682
                                                                                      ------------
                COMMERCIAL PAPER (21.7%)
   25,000,000   City of Chicago, Illinois                      08/05/02    1.855        24,955,521
   75,000,000   Goldman Sachs Group, Inc.                      07/02/02    1.800        74,996,250
  100,000,000   Honeywell International, Inc.                  07/01/02    1.950       100,000,000
  100,000,000   ING Funding LLC                                07/01/02    1.930       100,000,000
   50,000,000   Merck & Co., Inc.                              07/01/02    2.000        50,000,000
   50,000,000   Merck & Co., Inc.                              07/02/02    1.780        49,997,528
  100,000,000   Morgan Stanley                                 07/03/02    1.870        99,989,611
  100,000,000   Salomon Smith Barney Holdings, Inc.            07/01/02    1.930       100,000,000
   25,000,000   UBS Finance (Delaware) LLC                     07/01/02    2.000        25,000,000
                                                                                      ------------
                TOTAL COMMERCIAL PAPER                                                 624,938,910
                                                                                      ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                         ANNUALIZED
                                                                          YIELD ON
   PRINCIPAL                                                  MATURITY    DATE OF
    AMOUNT                                                      DATE      PURCHASE       VALUE
    ------                                                      ----      --------       -----
                CORPORATE BONDS (8.4%)
$  50,000,000   Lloyds TSB Group, Plc.                         02/10/03    2.260%   $   50,004,562
   16,209,365   Nissan Auto Receivables Owner Trust Series
                   2002-A Class A1                             02/10/03    1.840        16,209,365
   75,000,000   US Bank NA                                     06/23/03    2.260        75,083,149
   50,000,000   Wells Fargo Bank NA*                           07/22/02    1.780        50,000,000
   50,000,000   Westdeutsche Landesbank*                       07/31/02    1.779        49,998,261
                                                                                    --------------
                TOTAL CORPORATE BONDS                                                  241,295,337
                                                                                    --------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS (16.5%)
   10,000,000   Federal Farm Credit Bank                       03/03/03    2.300        10,000,000
  100,000,000   Federal Home Loan Bank*                        07/14/02    1.710        99,971,395
  100,000,000   Federal Home Loan Bank*                        07/26/02    1.718        99,976,044
   92,000,000   Federal Home Loan Mortgage Corp.               09/13/02    1.940        91,633,123
   21,250,000   Federal National Mortgage Assoc.               09/20/02    1.950        21,156,765
   75,000,000   Student Loan Marketing Assoc.*                 07/02/02    1.932        75,061,686
   75,000,000   U.S. Treasury Notes                            01/31/03    5.500        76,448,649
                                                                                    --------------
                TOTAL U.S. GOVERNEMENT AGENCY OBLIGATIONS                              474,247,662
                                                                                    --------------
                TIME DEPOSITS (28.7%)
  125,000,000   Abbey National, Plc.                           07/01/02    1.950       125,000,000
  125,000,000   Banc One Corp.                                 07/01/02    1.810       125,000,000
   75,000,000   Bank of Montreal                               07/01/02    1.938        75,000,000
  125,000,000   Bank of Scotland                               07/01/02    1.938       125,000,000
  100,000,000   Rabobank Nederland NV                          07/01/02    1.938       100,000,000
   75,000,000   Royal Bank of Canada                           07/01/02    1.938        75,000,000
   74,900,000   Royal Bank of Canada                           07/01/02    1.750        74,900,000
  125,000,000   Wachovia Corp.                                 07/01/02    1.750       125,000,000
                                                                                    --------------
                TOTAL TIME DEPOSITS                                                    824,900,000
                                                                                    --------------

TOTAL INVESTMENTS, AT AMORTIZED COST                                        99.7%   $2,865,310,591
OTHER ASSETS IN EXCESS OF LIABILITIES                                        0.3         8,269,947
                                                                           -----    --------------
NET ASSETS                                                                 100.0%   $2,873,580,538
                                                                           =====    ==============

* Variable rate Instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The yield shown represents the June 30, 2002 coupon rate.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (EXPRESSED IN U.S. DOLLARS)

ASSETS:
   Investments, at amortized cost                                $2,865,310,591
   Cash                                                                 162,294
   Interest receivable                                                8,526,894
   Prepaid expenses                                                      49,243
                                                                 --------------
        TOTAL ASSETS                                              2,874,049,022
                                                                 --------------

LIABILITIES:
   Payables for:
      Investment advisory fees                                          248,965
      Administrative fees                                                87,138
      Custody fees                                                       70,234
      Professional fees                                                  46,121
      Board of Trustees' fees                                            16,026
                                                                 --------------
        TOTAL LIABILITIES                                               468,484
                                                                 --------------
NET ASSETS                                                       $2,873,580,538
                                                                 ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2002 (EXPRESSED IN U.S. DOLLARS)

NET INVESTMENT INCOME:
   INCOME:
      Interest                                                     $88,362,706
                                                                   -----------

   EXPENSES:
      Investment advisory fees                                       3,458,367
      Administrative fees                                            1,212,199
      Custody fees                                                     571,850
      Professional fees                                                 85,924
      Board of Trustees' fees                                           75,601
      Miscellaneous expenses                                            65,910
                                                                   -----------
        TOTAL EXPENSES                                               5,469,851
        Fees paid indirectly                                           (17,577)
                                                                   -----------
        NET EXPENSES                                                 5,452,274
                                                                   -----------

NET INVESTMENT INCOME                                              $82,910,432
                                                                   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS (EXPRESSED IN U.S. DOLLARS)

                                                                     FOR THE YEARS ENDED JUNE 30,
                                                                 -----------------------------------
                                                                       2002               2001
                                                                 ---------------    ----------------
INCREASE IN NET ASSETS:
   From Operations:
      Net investment income                                       $   82,910,432     $  103,726,721
                                                                  --------------     --------------
   Capital Transactions:
      Proceeds from contributions                                 13,386,287,999      9,245,361,175
      Value of withdrawals                                       (12,953,627,641)    (8,593,561,950)
                                                                  --------------     --------------
        Net increase in net assets resulting from capital
           tranactions                                               432,660,358        651,799,225
                                                                  --------------     --------------
             Net increase in net assets                              515,570,790        755,525,946


NET ASSETS:
   Beginning of year                                               2,358,009,748      1,602,483,802
                                                                  --------------     --------------
   END OF YEAR                                                    $2,873,580,538     $2,358,009,748
                                                                  ==============     ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (expressed in U.S. dollars)

                                                                            FOR THE YEARS ENDED JUNE 30,
                                                       ----------------------------------------------------------------------
                                                          2002           2001           2000           1999           1998
                                                       ----------     ----------     ----------     ----------     ----------
Total return                                                 2.47%          5.95%          5.70%          5.11%          5.56%

Ratios/ Supplemental Data:
   Net assets, end of year (000's omitted)             $2,873,581     $2,358,010     $1,602,484     $1,075,162       $938,137

   Expenses as a percentage of average net assets:
      Net expenses paid by the Portfolio                     0.16%          0.15%          0.21%          0.21%          0.23%
      Expense offset arrangement                             0.00%(1)       0.01%            --             --             --
                                                             ----           ----           ----           ----           ----
        Total expenses                                       0.16%          0.16%          0.21%          0.21%          0.23%
   Ratio of net investment income to average
      net assets                                             2.39%          5.64%          5.60%          4.98%          5.41%

-------------------
(1)  Amount is less than 0.01% per share.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

BBH U.S. MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (EXPRESSED IN U.S. DOLLARS)

1. ORGANIZATION AND ACCOUNTING POLICIES. BBH U.S. Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Fund commenced operations on October 31, 1994. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interest in the Portfolio.

     The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

     A. VALUATION OF INVESTMENTS. The Portfolio values its investments at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is in compliance with Rule 2a-7 of the Investment Company Act of 1940.

     B. INTEREST INCOME. Interest income consists of interest accrued and discount earned (including both original issue and market discount) and premium amortization on the investments of the Portfolio, accrued ratably to date of maturity.

     C. FEDERAL INCOME TAXES. The Portfolio is treated as a partnership for federal income tax purposes and its operations are conducted in such a way that it is not to be considered engaged in a U.S. trade or business for U.S. tax purposes. Accordingly, no provision for federal income taxes is necessary. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. At June 30, 2002, the cost of investments for federal income tax purposes was equal to the amortized cost of the investments for financial statement purposes.

     D. OTHER. Investment transactions are accounted for on a trade date basis. Realized gain and loss, if any, from investment transactions are determined on the basis of identified cost.

2.   TRANSACTIONS WITH AFFILIATES.

     INVESTMENT ADVISORY FEES. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. ("BBH") for which it pays BBH a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Portfolio's average daily net assets. For the year ended June 30, 2002, the Portfolio incurred $3,458,367 for advisory services.

     ADMINISTRATIVE FEES. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration services agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the year ended June 30, 2002, the Portfolio incurred $1,212,199 for administrative services.

     BOARD OF TRUSTEES FEES. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio. For the year ended June 30, 2002, the Portfolio incurred $75,601 for the Trustees' fees.

     CUSTODY FEES. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended June 30, 2002, the Portfolio incurred $571,850 for custody services. These fees were reduced by $17,577 as a result of an expense offset arrangement with the Portfolio's custodian.

BBH U.S. MONEY MARKET PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TRUSTEES AND SHAREHOLDERS
BBH U.S. MONEY MARKET PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of invesments, of BBH U.S. Money Market Portfolio (the "Portfolio") as of June 30, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended June 30, 2002 and 2001, and the financial highlights for each of the years in the five year period ended June 30, 2002. These financial statements are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of BBH U.S. Money Market Portfolio at June 30, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 16, 2002

TRUSTEES AND OFFICERS OF BBH U.S. MONEY MARKET PORTFOLIO
(UNAUDITED)

Information about the Portfolio's Trustees appears below. Part B to the Registration Statement of BBH U.S. Money Market Fund includes additional information about the Portfolio's Trustees and is available upon request without charge through your financial advisor.

                                          TERM OF                                                    NUMBER OF
                                          OFFICE*                                                    PORTFOLIOS
                          POSITION(S)     AND                                                        IN FUND         OTHER
NAME,                     HELD WITH       LENGTH                                                     COMPLEX         DIRECTORSHIPS
ADDRESS,                  CORPORATION/    OF TIME    PRINCIPAL OCCUPATION(S)                         OVERSEEN        HELD BY
AND AGE                   PORTFOLIO       SERVED     DURING PAST 5 YEARS                             BY TRUSTEE^     DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
J.V. Shields, Jr.         Chairman of     Since      Managing Director, Chairman and                 5               Director/
(aged 64)                 the Board and   October    Chief Executive Officer of                                      Trustee of
Shields & Company,        Trustee         1999       Shields & Company; Chairman of                                  BBH Fund, Inc.
140 Broadway,                                        Capital Management Associates, Inc.;                            (12)
New York, NY                                         Director of Flowers Industries, Inc.; Vice
10005                                                Chairman and Trustee of New York
                                                     Racing Association.

Eugene P. Beard           Trustee         Since      Vice Chairman-Finance                           5               Director/
(aged 67)                                 October    and Operations and CFO (May                                     Trustee of
The Interpublic Group                     1999       1995-February 2000) and special                                 BBH Fund, Inc.
of Companies, Inc.,                                  advisor (March 2000-present) of                                 (12)
1271 Avenue of the                                   The Interpublic Group of Companies.
Americas,
New York, NY
10020

David P. Feldman          Trustee         Since      Retired; Vice President and                     5               Director/
(aged 62)                                 October    Investment Manager of AT&T                                      Trustee of
3 Tall Oaks Drive,                        1999       Investment Management                                           BBH Fund, Inc.
Warren, NJ                                           Corporation (prior to October 1997);                            (12)
07059                                                Director of Dreyfus Mutual Funds,
                                                     Jeffrey Co. and Heitman Financial

Alan G. Lowy              Trustee         Since      Private Investor; Secretary of the              5               Director/
(aged 63)                                 October    Los Angeles County Board of                                     Trustee of
4111 Clear Valley                         1999       Investments (until March 1995).                                 BBH Fund, Inc.
Drive,                                                                                                               (12)
Encino, CA
91436

Arthur D. Miltenberger    Trustee         Since      Retired; Executive Vice President               5               Director/
(aged 63)                                 October    and Chief Financial Officer of                                  Trustee of
195 Darlington                            1999       Richard K. Mellon and Sons                                      BBH Fund, Inc.
Rector Road,                                         (until June 1998).                                              (12)
Ligonier, PA
15658

                                          TERM OF                                                    NUMBER OF
                                          OFFICE*                                                    PORTFOLIOS
                          POSITION(S)     AND                                                        IN FUND         OTHER
NAME,                     HELD WITH       LENGTH                                                     COMPLEX         DIRECTORSHIPS
ADDRESS,                  CORPORATION/    OF TIME    PRINCIPAL OCCUPATION(S)                         OVERSEEN        HELD BY
AND AGE                   PORTFOLIO       SERVED     DURING PAST 5 YEARS                             BY TRUSTEE^     DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Richard L. Carpenter      Trustee         Since      Retired; Director of Investments,               5               Director/
(aged 69)                                 March      Pennsylvania Public School                                      Trustee of
10820 North La Quinta                     1999       Employees' Retirement System                                    BBH Fund, Inc.
Drive,                                               (until December 1997).                                          (12)
Tucson, AZ 85737

Clifford A. Clark         Trustee         Since      Retired.                                        5               Director/
(aged 72)                                 March                                                                      Trustee of BBH
42 Clowes Drive,                          1999                                                                       Fund, Inc. (12)
Falmouth, MA
02540

J. Angus Ivory            Trustee         Since      Retired; Director of Brown Brothers             5               Director/
(aged 69)                                 March      Harriman Ltd. (subsidiary of Brown                              Trustee of BBH
Greenway Farm,                            1999       Brothers Harriman & Co.) (until                                 Fund, Inc. (12)
Tockenham, Swindon,                                  December 2001); Director of Old
Wiltshire,                                           Daily Saddlery (1992 to present);
SN4 7PP England                                      Advisor, RAF Central Fund
                                                     (1992 to present).

Philip W. Coolidge        President       Since      Co-Chief Executive Officer of                   N/A             N/A
(aged 50)                                 March      Signature Financial Group, Inc.
21 Milk Street,                           1999       ("SFG"); President and Chief
5th Floor,                                           Executive Officer of Signature
Boston, MA                                           Broker-Dealer Services, Inc. ("SBDS"),
02109                                                59 Wall Street Administrators, Inc.
                                                     (59 Wall Street Administrators) and
                                                     59 Wall Street Distributors, Inc.
                                                     ("59 Wall Street Distributors");
                                                     President of Islamic Global Equity
                                                     Fund (since November 2000) and
                                                     all registered investment companies
                                                     in BBH Fund complex (currently 12).

Linwood C. Downs          Treasurer       Since      President and Chief Operating                   N/A             N/A
(aged 40)                                 March      Officer of SFG; Treasurer of SBDS,
21 Milk Street,                           1999       59 Wall Street Administrators and
5th Floor,                                           59 Wall Street Distributors;
Boston, MA                                           Treasurer of Islamic Global Equity
02109                                                Fund (since November 2000) and all
                                                     registered investment companies in
                                                     BBH Fund complex (currently 12).

                                          TERM OF                                                    NUMBER OF
                                          OFFICE*                                                    PORTFOLIOS
                          POSITION(S)     AND                                                        IN FUND         OTHER
NAME,                     HELD WITH       LENGTH                                                     COMPLEX         DIRECTORSHIPS
ADDRESS,                  CORPORATION/    OF TIME    PRINCIPAL OCCUPATION(S)                         OVERSEEN        HELD BY
AND AGE                   PORTFOLIO       SERVED     DURING PAST 5 YEARS                             BY TRUSTEE^     DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Christine D. Dorsey       Secretary       Since      Vice President of SFG; Secretary of             N/A             N/A
(aged 31)                                 February   SBDS, 59 Wall Street Administrators
21 Milk Street,                           2001       and 59 Wall Street Distributors;
5th Floor,                                           Secretary (since February 2001) and
Boston, MA                                           Assistant Secretary (December 1996-
02109                                                February 2001) of all registered
                                                     investment companies in BBH Fund
                                                     complex (currently 12); Secretary of
                                                     Islamic Global Equity Fund (since
                                                     November 2000).

Susan Jakuboski           Assistant       Since      Assistant Treasurer, Assistant                  N/A             N/A
(aged 37)                 Treasurer       March      Secretary and Vice President of
21 Milk Street,           and             1999       Signature Financial Group (Cayman)
5th Floor,                Assistant                  Limited; Vice President of SFG;
Boston, MA                Secretary                  Assistant Treasurer and Assistant
02109                                                Secretary of Signature Broker-Dealer
                                                     Services, Inc., 59 Wall Street
                                                     Administrators and 59 Wall Street
                                                     Distributors; Assistant Treasurer and
                                                     Assistant Secretary of Islamic Global
                                                     Equity Fund (since November 2000)
                                                     and all registered investment
                                                     companies in BBH Fund complex
                                                     (currently 12).

Kate T. Alen              Assistant       Since      Vice President of SFG (since February           N/A             N/A
(aged 42)                 Secretary       August     2001); Assistant Secretary (since
21 Milk Street,                           2001       August 2001) of all registered
5th Floor,                                           investment companies in BBH Fund
Boston, MA                                           complex (currently 12) and Islamic
02109                                                Global Equity Fund; Associate,
                                                     Dechert (law firm) (September 1994-
                                                     February 2001).

* Each Trustee holds office until his successor has been duly elected and qualified, or until the Trustee sooner resigns, retires or is removed from office in accordance with the Portfolio's Declaration of Trust. Each Officer of the Portfolio holds office until his or her successor has been duly elected and qualified, unless he or she sooner resigns or is removed from office in accordance with the Portfolio's By-Laws.

^ The Fund complex consists of the BBH U.S. Money Market Portfolio, the BBH Money Market Fund, the BBH Tax Exempt Money Fund, the BBH Tax Free Short/Intermediate Fixed Income Fund, and the BBH U.S. Treasury Money Fund.

INVESTMENT ADVISER AND ADMINISTRATOR
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005


DISTRIBUTOR
59 WALL STREET DISTRIBUTORS, INC.
21 MILK STREET
BOSTON, MASSACHUSETTS 02109


SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
59 WALL STREET
NEW YORK, NEW YORK 10005
(800) 625-5759



TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:
BY TELEPHONE:                             CALL 1-800-625-1265
BY E-MAIL SEND YOUR REQUEST TO:           bbhfunds@bbh.com

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF THE FUNDS. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.



                         [BROWN BROTHERS HARRIMAN LOGO]